SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - EBP 005	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Accounting Policy [Line Items]
Adminstrative budget account, increase in allocation	$ 67,000
Administrative budget, decrease due to expenses	375,000
Adminstrative budget account, increase due to interest	15,576
Adminstrative budget account	$ 225,000